Income Taxes - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Expense/(benefit) for income taxes	€ 6,570,000	€ 12,586,000	€ (8,494,000)
Effective tax rate, percentage	(5.50%)	54.00%	3.40%
Share-based compensation	€ 15,300,000	€ 17,300,000	€ 15,100,000
Impact of non-deductible share-based compensation on effective tax rate, percentage	(4.00%)	23.10%	(1.90%)
Goodwill impairment loss	€ 104,600,000		€ 207,600,000
Impact of non-deductible impairment expense on goodwill on effective tax rate, percentage	(27.20%)		(25.60%)
Movement in uncertain tax positions	€ 6,311,000	€ 56,000	€ 14,000
Impact of movement in uncertain tax positions on effective tax rate, percent	(5.20%)
Income tax effect resulting from weekengo asset deal transaction	€ 0	1,938,000	0
Current tax expense	26,304,000	3,730,000	€ (245,000)
Decrease in NOL	4,400,000
NOLs carryforwards	1,329,000	5,665,000
Intangible assets, net	27,771,000	51,257,000
Impairment of indefinite-lived intangible assets	80,000,000	0
Impact of intangible asset impairment losses, amount	25,000,000
Net operating loss carryforwards	1,300,000
Increase in valuation allowance	(100,000)
Undistributed earnings of foreign subsidiaries	1,700,000	1,700,000
Undistributed earnings in domestic subsidiaries	18,000
Trademarks
Operating Loss Carryforwards [Line Items]
Impairment of indefinite-lived intangible assets	€ 80,000,000
German
Operating Loss Carryforwards [Line Items]
Undistributed earnings in domestic subsidiaries, percentage	5.00%
Percentage of tax exempt capital gains on sale of participations	95.00%
Weekengo GmbH
Operating Loss Carryforwards [Line Items]
Income tax effect resulting from weekengo asset deal transaction		1,900,000
Deferred tax expense		1,300,000
Current tax expense		€ 600,000